Right-of-Use asset - Summary of Right of Use Asset (Detail) ₨ in Millions, $ in Millions	12 Months Ended
	Mar. 31, 2026 INR (₨)	Mar. 31, 2026 USD ($)	Mar. 31, 2025 INR (₨)
Disclosure of quantitative information about right-of-use assets [line items]
Beginning balance	₨ 25,598
Ending balance	28,287	$ 301	₨ 25,598
Gross carrying amount [member]
Disclosure of quantitative information about right-of-use assets [line items]
Beginning balance	42,345		32,887
Additions	7,930		14,785
Additions through Business combinations (Refer to Note 7)	1,062
Disposals	(6,548)		(5,596)
Translation adjustment	2,790		269
Ending balance	47,579		42,345
Gross carrying amount [member] | Land [member]
Disclosure of quantitative information about right-of-use assets [line items]
Beginning balance	1,122		1,343
Additions	0		0
Additions through Business combinations (Refer to Note 7)	0
Disposals	0		(221)
Translation adjustment	0		0
Ending balance	1,122		1,122
Gross carrying amount [member] | Buildings [member]
Disclosure of quantitative information about right-of-use assets [line items]
Beginning balance	35,038		28,453
Additions	7,697		10,822
Additions through Business combinations (Refer to Note 7)	1,062
Disposals	(5,385)		(4,389)
Translation adjustment	2,062		152
Ending balance	40,474		35,038
Gross carrying amount [member] | Plant and equipment [member]
Disclosure of quantitative information about right-of-use assets [line items]
Beginning balance	5,445		2,242
Additions	0		3,735
Additions through Business combinations (Refer to Note 7)	0
Disposals	(959)		(632)
Translation adjustment	593		100
Ending balance	5,079		5,445
Gross carrying amount [member] | Vehicles [member]
Disclosure of quantitative information about right-of-use assets [line items]
Beginning balance	740		849
Additions	233		228
Additions through Business combinations (Refer to Note 7)	0
Disposals	(204)		(354)
Translation adjustment	135		17
Ending balance	904		740
Accumulated depreciation and amortisation [member]
Disclosure of quantitative information about right-of-use assets [line items]
Beginning balance	16,747		14,932
Depreciation	6,725		6,102
Disposals	(5,513)		(4,411)
Translation adjustment	1,333		124
Ending balance	19,292		16,747
Accumulated depreciation and amortisation [member] | Land [member]
Disclosure of quantitative information about right-of-use assets [line items]
Beginning balance	106		98
Depreciation	19		21
Disposals	0		(13)
Translation adjustment	0		0
Ending balance	125		106
Accumulated depreciation and amortisation [member] | Buildings [member]
Disclosure of quantitative information about right-of-use assets [line items]
Beginning balance	14,904		13,237
Depreciation	5,611		5,362
Disposals	(4,421)		(3,776)
Translation adjustment	1,054		81
Ending balance	17,148		14,904
Accumulated depreciation and amortisation [member] | Plant and equipment [member]
Disclosure of quantitative information about right-of-use assets [line items]
Beginning balance	1,356		1,086
Depreciation	875		539
Disposals	(936)		(303)
Translation adjustment	207		34
Ending balance	1,502		1,356
Accumulated depreciation and amortisation [member] | Vehicles [member]
Disclosure of quantitative information about right-of-use assets [line items]
Beginning balance	381		511
Depreciation	220		180
Disposals	(156)		(319)
Translation adjustment	72		9
Ending balance	517		381
Net carrying amount [member]
Disclosure of quantitative information about right-of-use assets [line items]
Beginning balance	25,598
Ending balance	28,287		25,598
Net carrying amount [member] | Land [member]
Disclosure of quantitative information about right-of-use assets [line items]
Beginning balance	1,016
Ending balance	997		1,016
Net carrying amount [member] | Buildings [member]
Disclosure of quantitative information about right-of-use assets [line items]
Beginning balance	20,134
Ending balance	23,326		20,134
Net carrying amount [member] | Plant and equipment [member]
Disclosure of quantitative information about right-of-use assets [line items]
Beginning balance	4,089
Ending balance	3,577		4,089
Net carrying amount [member] | Vehicles [member]
Disclosure of quantitative information about right-of-use assets [line items]
Beginning balance	359
Ending balance	₨ 387		₨ 359